Income Taxes (Details 6) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of tax characterization of common share dividends per share as reported to shareholder
Date Paid	Jan. 06, 2012	Oct. 11, 2011	Jul. 06, 2011	Apr. 05, 2011	Jan. 05, 2011	Oct. 05, 2010	Jul. 07, 2010	Apr. 06, 2010	Jan. 06, 2010	Oct. 15, 2009	Jul. 21, 2009	Apr. 21, 2009
Gross Ordinary Income	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0200	$ 0.2000	$ 0.2000	$ 0.0000	$ 0.0000	$ 0.4200
Capital Gain Distributions	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000
Return of capital per share		$ 0.0600	$ 0.0400	$ 0.0400	$ 0.0200	$ 0.0200	$ 0.0200	$ 0.0200	$ 0.0200				$ 0.1600	$ 0.0800
Total Dividends		$ 0.0600	$ 0.0400	$ 0.0400	$ 0.0200	$ 0.0200	$ 0.0200	$ 0.0200	$ 0.0200	$ 0.0200	$ 0.2000	$ 0.2000	$ 0.1600	$ 0.0800	$ 0.4200